USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2022 (unaudited)

	% of Total Net Assets	Shares	Market Value
Common Stocks	74.8%
Pipelines	74.8%
Antero Midstream Corp.	3.6%	617,397	5,667,705
Cheniere Energy, Inc.	9.2%	87,465	14,511,318
DT Midstream, Inc.	4.5%	138,893	7,207,158
Enbridge, Inc.	8.8%	374,900	13,908,790
EnLink Midstream LLC(a)	2.4%	422,315	3,754,380
Equitrans Midstream Corp.	3.5%	752,291	5,627,137
Gibson Energy, Inc.	2.1%	210,265	3,361,975
Hess Midstream LP – Class A	1.6%	101,642	2,593,904
Keyera Corp.	4.2%	321,055	6,645,176
Kinder Morgan, Inc.	4.6%	435,155	7,240,979
ONEOK, Inc.	4.4%	136,513	6,994,926
Pembina Pipeline Corp.	4.5%	232,605	7,064,214
Plains GP Holdings LP – Class A(a)	5.6%	805,996	8,793,416
Targa Resources Corp.	6.3%	165,044	9,958,755
TC Energy Corp.	4.2%	164,777	6,638,865
Williams Cos., Inc. (The)	5.3%	292,434	8,372,386
			118,341,084
Total Common Stocks
(Cost $107,383,128)	74.8%		118,341,084
Master Limited Partnerships	24.2%
Pipelines	24.2%
Crestwood Equity Partners LP	1.0%	58,086	1,613,048
DCP Midstream LP	0.4%	17,459	655,935
Energy Transfer LP	7.1%	1,014,998	11,195,428
Enterprise Products Partners LP	7.1%	468,748	11,146,827
Holly Energy Partners LP	0.2%	20,607	338,161
Magellan Midstream Partners LP	2.2%	74,261	3,528,140
MPLX LP	3.9%	205,632	6,171,016
Western Midstream Partners LP	2.3%	143,574	3,612,322
			38,260,877
Total Master Limited Partnerships
(Cost $30,591,890)	24.2%		38,260,877
Money Market Funds	0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.75%(b)
(Cost $1,315,598)	0.8%	1,315,598	1,315,598
Total Investments
(Cost $139,290,616)	99.8%		157,917,559
Other Assets in Excess of Liabilities	0.2%		275,348
Total Net Assets	100.0%		$158,192,907

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2022 (unaudited) (continued)

(a)	Non-income producing security.
(b)	Reflects the 7-day yield at September 30, 2022.

Summary of Investments by Country^
United States	76.2%
Canada	23.8
100.0%

Summary of Investments by Sector^
Energy	99.2%
Money Market Fund	0.8
100.0%

^	As a percentage of total investments.